Income Tax, Net Income (Loss) Before Income Tax (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Income Tax [Abstract]
United States			$ (2,729)	$ (12,917)			$ 6,265	$ 10,147
International			0	0			35	0
Net income (loss) before income tax	$ (1,189)	$ 2,355	$ (2,729)	$ (12,917)	$ (616)	$ (1,647)	$ 6,300	$ 10,147